Condensed Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 3,461,858	$ 127,691
Loss from operations	(3,461,858)	(127,691)
Other income
Change in fair value of derivative warrant liabilities	7,830,210	(3,758,500)
Transaction costs—derivative warrant liabilities		(946,010)
Net income	$ 4,368,352	$ (4,832,201)
Common Class A [Member]
Other income
Weighted average ordinary shares outstanding, basic and diluted	37,375,000	37,375,000
Basic and diluted net income per ordinary share	$ 0	$ 0
Common Class B [Member]
Other income
Weighted average ordinary shares outstanding, basic and diluted	9,343,750	8,429,688
Basic and diluted net income per ordinary share	$ 0.47	$ (0.57)